Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 347,546	$ 129,186	$ 344,581
Prepaid expenses and other assets	51,928	145,170	446,610
Total current assets	399,474	274,356	791,191
Prepaid expenses - noncurrent			145,170
Cash and marketable securities held in Trust Account	26,010,413	356,864,000	351,915,805
TOTAL ASSETS	26,409,887	357,138,356	352,852,166
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,001,036	210,454	39,375
Convertible note payable, net of discount	625,694
Due to affiliate	200,000	140,000	20,000
Total current liabilities	1,826,730	350,454	59,375
Derivative warrant liabilities	36,250	7,250	420,500
Deferred underwriting fee payable	14,700,000	14,700,000	14,700,000
Total liabilities	16,562,980	15,057,704	15,179,875
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption, $0.0001 par value, 2,383,053 and 34,500,000 shares at redemption value of $10.91, $10.34 and $10.20 per share as of September 30, 2023, December 31, 2022 and 2021, respectively	26,010,413	356,864,000	351,900,000
SHAREHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A ordinary shares, value	1,343	145	145
Class B ordinary shares, value		1,198	1,198
Additional paid-in capital
Accumulated deficit	(16,164,849)	(14,784,691)	(14,229,052)
Total shareholders’ deficit	(16,163,506)	(14,783,348)	(14,227,709)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS’ DEFICIT	$ 26,409,887	$ 357,138,356	$ 352,852,166